July 19, 2024

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE:	The Registration Statement filed on Form N-14 under the Securities Act of 1933 (the “1933 Act”) of the New Age Alpha Variable Funds Trust (the “Trust”) (File No. 333-_____)

Ladies and Gentlemen:

On behalf of NAA All Cap Value Series, NAA Large Cap Value Series, NAA Large Core Series, NAA Large Growth Series, NAA Mid Growth Series, NAA Small Cap Value Series, NAA Small Growth Series, NAA SMid-Cap Value Series, and NAA World Equity Income Series, each a series of the Trust, we enclose the Registration/Proxy Statements on Form N-14 under the 1933 Act.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
Managing Director
FinTech Law, LLC

FinTech Law

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